OTHER GAINS, LOSSES AND EXPENSES, NET (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jan. 15, 2021
IfrsStatementLineItems [Line Items]
Share issued price per shares	$ 8.50
Warrants issued price per shares	$ 1.34
Warrants issued						2,571,669
Warrants initial fair value			$ 16,594,388
Warrants initial fair value remeasured			4,005	$ 5,197,201
Net fair value gain loss recognized			5,193,196	11,397,187
Increase decrease in fair market value			262,599	110,877	$ 38,200
Fair market value issued			$ 255,654	145,014	172,699
Fair value of equity method invetment				400,000	$ 1,316,259
Percentage of earnout shares			1.00%
Grant date fair value recognized				$ 32,148,300
Percentage of cash conderideration			51.00%
Sale of shares		3,681,399
Realized loss on investment		$ 221,626
Top of range [member]
IfrsStatementLineItems [Line Items]
Shares issued earnout	12,000,000